AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.3%
Common Stocks — 96.1%
Aerospace & Defense — 1.9%
Howmet Aerospace, Inc.	72,466	$2,604,428
L3Harris Technologies, Inc.	12,950	3,217,687
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	98,653	4,823,145
Textron, Inc.	68,525	5,096,889
		15,742,149
Airlines — 0.9%
Alaska Air Group, Inc.*	97,918	5,680,223
Delta Air Lines, Inc.*	47,305	1,871,859
		7,552,082
Auto Components — 1.8%
Aptiv PLC*	38,885	4,654,923
BorgWarner, Inc.(a)	120,200	4,675,780
Lear Corp.	13,609	1,940,507
Visteon Corp.*	35,190	3,840,285
		15,111,495
Banks — 5.5%
Cadence Bank	139,557	4,083,438
Comerica, Inc.	27,216	2,461,143
East West Bancorp, Inc.	23,395	1,848,673
Huntington Bancshares, Inc.	228,500	3,340,670
KeyCorp	122,140	2,733,493
Prosperity Bancshares, Inc.(a)	71,590	4,966,914
Signature Bank	7,962	2,336,767
SVB Financial Group*	3,820	2,137,099
Umpqua Holdings Corp.	104,434	1,969,625
Western Alliance Bancorp	57,054	4,725,212
Wintrust Financial Corp.	18,494	1,718,648
Zions Bancorp NA	189,764	12,440,928
		44,762,610
Beverages — 0.2%
Coca-Cola Europacific Partners PLC (United Kingdom)	36,925	1,794,924
Building Products — 1.8%
Armstrong World Industries, Inc.	13,407	1,206,764
Builders FirstSource, Inc.*	16,395	1,058,134
Fortune Brands Home & Security, Inc.	23,486	1,744,540
JELD-WEN Holding, Inc.*	115,776	2,347,937
Johnson Controls International PLC	59,042	3,871,384
Masco Corp.	43,678	2,227,578
Owens Corning	29,600	2,708,400
		15,164,737
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	82,000	4,069,660
Cboe Global Markets, Inc.	16,743	1,915,734
Invesco Ltd.	70,314	1,621,441
Northern Trust Corp.	22,529	2,623,502
Raymond James Financial, Inc.	33,123	3,640,549
State Street Corp.	22,735	1,980,673
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
TPG, Inc.*(a)	44,228	$1,333,032
		17,184,591
Chemicals — 5.2%
Ashland Global Holdings, Inc.(a)	23,416	2,304,369
Axalta Coating Systems Ltd.*	89,002	2,187,669
Celanese Corp.	45,153	6,451,009
Corteva, Inc.	118,234	6,796,090
DuPont de Nemours, Inc.	44,153	3,248,778
Eastman Chemical Co.	31,719	3,554,431
FMC Corp.	47,648	6,269,047
International Flavors & Fragrances, Inc.	28,987	3,806,863
RPM International, Inc.	28,900	2,353,616
Westlake Corp.	44,700	5,515,980
		42,487,852
Commercial Services & Supplies — 1.5%
Clean Harbors, Inc.*	51,611	5,761,852
GFL Environmental, Inc. (Canada)	35,518	1,155,756
Republic Services, Inc.	42,199	5,591,367
		12,508,975
Communications Equipment — 2.1%
F5, Inc.*	23,075	4,821,521
Lumentum Holdings, Inc.*(a)	69,636	6,796,474
Motorola Solutions, Inc.	22,831	5,529,668
		17,147,663
Construction & Engineering — 0.2%
Quanta Services, Inc.	13,442	1,769,102
Construction Materials — 0.3%
Vulcan Materials Co.	11,628	2,136,064
Consumer Finance — 0.7%
Discover Financial Services	23,247	2,561,587
SLM Corp.	158,742	2,914,503
		5,476,090
Containers & Packaging — 2.7%
AptarGroup, Inc.	21,300	2,502,750
Avery Dennison Corp.	22,200	3,862,134
Berry Global Group, Inc.*	39,919	2,313,705
Crown Holdings, Inc.	21,804	2,727,462
Graphic Packaging Holding Co.	125,268	2,510,371
Packaging Corp. of America	35,900	5,604,349
Westrock Co.	47,696	2,243,143
		21,763,914
Distributors — 0.4%
LKQ Corp.	77,030	3,497,932
Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc.*	20,145	1,956,281
Diversified Financial Services — 1.8%
Apollo Global Management, Inc.	58,557	3,629,948
Element Fleet Management Corp. (Canada)	134,996	1,306,605
Equitable Holdings, Inc.	97,772	3,022,133
A1

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Voya Financial, Inc.(a)	100,447	$6,664,658
		14,623,344
Electric Utilities — 2.4%
Alliant Energy Corp.	71,400	4,461,072
Edison International	27,384	1,919,619
Eversource Energy	27,333	2,410,497
PG&E Corp.*	296,004	3,534,288
Pinnacle West Capital Corp.(a)	32,373	2,528,331
Xcel Energy, Inc.	61,300	4,424,021
		19,277,828
Electrical Equipment — 1.6%
Eaton Corp. PLC	24,573	3,729,199
Hubbell, Inc.	22,500	4,134,825
Regal Rexnord Corp.	19,599	2,915,939
Sensata Technologies Holding PLC*	45,852	2,331,574
		13,111,537
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. (Class A Stock)	43,800	3,300,330
Corning, Inc.	64,272	2,372,280
Flex Ltd.*	246,900	4,579,995
TE Connectivity Ltd. (Switzerland)	17,628	2,308,915
Zebra Technologies Corp. (Class A Stock)*	7,070	2,924,859
		15,486,379
Energy Equipment & Services — 0.2%
Halliburton Co.	52,016	1,969,846
Entertainment — 0.6%
Electronic Arts, Inc.	13,980	1,768,610
Live Nation Entertainment, Inc.*	23,950	2,817,478
		4,586,088
Equity Real Estate Investment Trusts (REITs) — 7.2%
Alexandria Real Estate Equities, Inc.	20,600	4,145,750
American Homes 4 Rent (Class A Stock)	87,600	3,506,628
Boston Properties, Inc.(a)	9,531	1,227,593
Brixmor Property Group, Inc.	97,544	2,517,611
Camden Property Trust	20,700	3,440,340
Duke Realty Corp.	23,800	1,381,828
Equity LifeStyle Properties, Inc.	45,500	3,479,840
Gaming & Leisure Properties, Inc.	113,780	5,339,695
Host Hotels & Resorts, Inc.(a)	109,554	2,128,634
Lamar Advertising Co. (Class A Stock)	35,000	4,066,300
Life Storage, Inc.	29,717	4,173,158
Mid-America Apartment Communities, Inc.	18,153	3,802,146
National Retail Properties, Inc.	91,000	4,089,540
Ryman Hospitality Properties, Inc.*	54,983	5,100,773
Spirit Realty Capital, Inc.	27,911	1,284,464
STAG Industrial, Inc.	27,543	1,138,903
Sun Communities, Inc.(a)	16,506	2,893,337
VICI Properties, Inc.	104,855	2,984,173
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.	27,557	$2,227,708
		58,928,421
Food & Staples Retailing — 1.7%
Albertson’s Cos., Inc. (Class A Stock)(a)	82,577	2,745,685
Performance Food Group Co.*	28,411	1,446,404
Sysco Corp.(a)	65,100	5,315,415
US Foods Holding Corp.*(a)	126,988	4,778,559
		14,286,063
Food Products — 2.3%
Archer-Daniels-Midland Co.	40,700	3,673,582
Hershey Co. (The)	19,500	4,224,285
Ingredion, Inc.(a)	24,540	2,138,661
J.M. Smucker Co. (The)	14,895	2,016,932
Kellogg Co.(a)	34,631	2,233,353
Tyson Foods, Inc. (Class A Stock)	50,500	4,526,315
		18,813,128
Gas Utilities — 0.2%
Atmos Energy Corp.(a)	11,501	1,374,255
Health Care Equipment & Supplies — 1.9%
Cooper Cos., Inc. (The)	9,850	4,113,261
DENTSPLY SIRONA, Inc.	52,383	2,578,291
Hologic, Inc.*	20,827	1,599,930
Integra LifeSciences Holdings Corp.*	77,760	4,996,858
Zimmer Biomet Holdings, Inc.(a)	19,864	2,540,606
		15,828,946
Health Care Providers & Services — 3.7%
AmerisourceBergen Corp.	20,214	3,127,308
Encompass Health Corp.	101,662	7,229,185
Laboratory Corp. of America Holdings*	9,495	2,503,452
Molina Healthcare, Inc.*	26,273	8,764,410
Quest Diagnostics, Inc.(a)	46,177	6,319,784
Universal Health Services, Inc. (Class B Stock)	18,734	2,715,493
		30,659,632
Hotels, Restaurants & Leisure — 3.1%
Aramark	64,267	2,416,439
Denny’s Corp.*(a)	278,959	3,991,903
Hilton Worldwide Holdings, Inc.*	24,700	3,747,978
Hyatt Hotels Corp. (Class A Stock)*	16,311	1,556,885
International Game Technology PLC(a)	50,082	1,236,024
Six Flags Entertainment Corp.*	105,034	4,568,979
Wendy’s Co. (The)	117,917	2,590,637
Yum! Brands, Inc.	42,500	5,037,525
		25,146,370
Household Durables — 1.0%
Newell Brands, Inc.	258,831	5,541,572
Toll Brothers, Inc.	65,169	3,064,246
		8,605,818

A2

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products — 0.1%
Energizer Holdings, Inc.	34,065	$1,047,839
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	125,238	3,222,374
Insurance — 9.5%
Aegon NV (Netherlands)(a)	1,070,683	5,663,913
Alleghany Corp.*	17,320	14,670,040
American Financial Group, Inc.	36,000	5,242,320
American International Group, Inc.	32,804	2,059,107
Arthur J. Gallagher & Co.	22,031	3,846,613
Assurant, Inc.	43,928	7,987,428
Cincinnati Financial Corp.	10,687	1,453,004
Everest Re Group Ltd.(a)	21,886	6,596,003
Hanover Insurance Group, Inc. (The)	44,325	6,627,474
Hartford Financial Services Group, Inc. (The)	61,554	4,420,193
Kemper Corp.	65,281	3,690,988
Old Republic International Corp.	54,000	1,396,980
Progressive Corp. (The)	35,000	3,989,650
Reinsurance Group of America, Inc.	15,950	1,745,887
W.R. Berkley Corp.	76,800	5,114,112
Willis Towers Watson PLC	13,151	3,106,529
		77,610,241
Interactive Media & Services — 0.6%
Cargurus, Inc.*	117,287	4,980,006
IT Services — 2.5%
Amdocs Ltd.	36,833	3,028,041
DXC Technology Co.*	91,000	2,969,330
Genpact Ltd.	94,900	4,129,099
Global Payments, Inc.	47,572	6,509,752
Maximus, Inc.	55,600	4,167,220
		20,803,442
Leisure Products — 0.6%
Brunswick Corp.(a)	24,080	1,947,831
Mattel, Inc.*	81,027	1,799,610
Polaris, Inc.(a)	14,636	1,541,463
		5,288,904
Life Sciences Tools & Services — 0.8%
ICON PLC (Ireland)*	9,788	2,380,637
PerkinElmer, Inc.(a)	16,876	2,944,187
Syneos Health, Inc.*	16,528	1,337,942
		6,662,766
Machinery — 6.2%
AGCO Corp.(a)	31,000	4,526,930
Colfax Corp.*	86,573	3,444,740
Ingersoll Rand, Inc.	48,384	2,436,134
ITT, Inc.	20,910	1,572,641
John Bean Technologies Corp.	32,783	3,883,802
Lincoln Electric Holdings, Inc.	20,400	2,811,324
Middleby Corp. (The)*	48,134	7,891,088
Oshkosh Corp.(a)	25,500	2,566,575
PACCAR, Inc.	35,464	3,123,314
Parker-Hannifin Corp.	13,600	3,859,136
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.(a)	20,721	$2,896,589
Toro Co. (The)	42,200	3,607,678
Westinghouse Air Brake Technologies Corp.	69,278	6,662,465
Xylem, Inc.	20,600	1,756,356
		51,038,772
Media — 0.5%
Altice USA, Inc. (Class A Stock)*	51,778	646,189
Discovery, Inc. (Class C Stock)*(a)	59,312	1,481,021
Liberty Broadband Corp. (Class C Stock)*	17,346	2,347,261
		4,474,471
Metals & Mining — 1.0%
Reliance Steel & Aluminum Co.	21,700	3,978,695
Steel Dynamics, Inc.	51,300	4,279,959
		8,258,654
Multiline Retail — 0.5%
Dollar Tree, Inc.*	23,807	3,812,691
Multi-Utilities — 1.8%
Ameren Corp.	24,875	2,332,280
CenterPoint Energy, Inc.	91,806	2,812,936
CMS Energy Corp.	42,415	2,966,505
Public Service Enterprise Group, Inc.	48,454	3,391,780
Sempra Energy	17,198	2,891,328
		14,394,829
Oil, Gas & Consumable Fuels — 5.4%
Coterra Energy, Inc.	264,876	7,143,706
Devon Energy Corp.	137,580	8,135,105
Diamondback Energy, Inc.	32,968	4,519,253
Hess Corp.	28,002	2,997,334
Marathon Oil Corp.	214,498	5,386,045
Pioneer Natural Resources Co.	16,166	4,041,985
Plains GP Holdings LP (Class A Stock)*	145,398	1,679,347
Targa Resources Corp.	33,368	2,518,283
Valero Energy Corp.	81,001	8,224,842
		44,645,900
Pharmaceuticals — 0.2%
Organon & Co.	50,838	1,775,771
Professional Services — 2.6%
Dun & Bradstreet Holdings, Inc.*	68,138	1,193,778
KBR, Inc.	80,414	4,401,058
Leidos Holdings, Inc.	121,189	13,090,836
ManpowerGroup, Inc.	27,900	2,620,368
		21,306,040
Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	13,500	2,710,665
Knight-Swift Transportation Holdings, Inc.	33,253	1,677,946
Landstar System, Inc.	18,300	2,760,189

A3

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
XPO Logistics, Inc.*(a)	22,371	$1,628,609
		8,777,409
Semiconductors & Semiconductor Equipment — 1.6%
MKS Instruments, Inc.	45,693	6,853,950
NXP Semiconductors NV (China)	16,149	2,988,857
ON Semiconductor Corp.*	48,585	3,041,907
		12,884,714
Software — 0.5%
Black Knight, Inc.*	31,048	1,800,474
NCR Corp.*	26,925	1,082,116
Verint Systems, Inc.*	23,902	1,235,733
		4,118,323
Specialty Retail — 0.5%
Ross Stores, Inc.	32,750	2,962,565
Urban Outfitters, Inc.*(a)	45,019	1,130,427
		4,092,992
Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co.	184,600	3,084,666
Textiles, Apparel & Luxury Goods — 1.2%
PVH Corp.	14,970	1,146,852
Skechers USA, Inc. (Class A Stock)*(a)	55,874	2,277,424
Steven Madden Ltd.	84,997	3,284,284
VF Corp.(a)	48,100	2,734,966
		9,443,526
Trading Companies & Distributors — 1.0%
AerCap Holdings NV (Ireland)*	88,305	4,439,975
United Rentals, Inc.*	8,000	2,841,680
Univar Solutions, Inc.*	31,221	1,003,443
		8,285,098

Total Common Stocks (cost $681,864,638)		788,763,544
Exchange-Traded Funds — 3.1%
iShares Russell Mid-Cap Value ETF	75,406	9,021,574
Vanguard Mid-Cap Value ETF	109,165	16,338,726

Total Exchange-Traded Funds (cost $22,484,732)		25,360,300
Preferred Stock — 0.1%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	19,326	1,290,538
(cost $1,721,830)

Total Long-Term Investments (cost $706,071,200)		815,414,382
	Shares	Value

Short-Term Investments — 11.1%
Affiliated Mutual Fund — 10.3%
PGIM Institutional Money Market Fund (cost $84,397,067; includes $84,380,726 of cash collateral for securities on loan)(b)(we)	84,475,880	$84,399,852
Unaffiliated Funds — 0.8%
Dreyfus Government Cash Management (Institutional Shares)	6,123,685	6,123,685
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	333,458	333,458

Total Unaffiliated Funds (cost $6,457,143)		6,457,143

Total Short-Term Investments (cost $90,854,210)		90,856,995

TOTAL INVESTMENTS—110.4% (cost $796,925,410)		906,271,377

Liabilities in excess of other assets — (10.4)%		(85,662,673)

Net Assets — 100.0%		$820,608,704

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,523,057; cash collateral of $84,380,726 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4